DUE TO BANKS AND CORRESPONDENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Deposits From Banks Explanatory [Abstract]
Disclosure of deposits from banks explanatory [text block]
14	DUE TO BANKS AND CORRESPONDENTS

a)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)

International funds and others (b)	5,264,545	5,253,826
Promotional credit lines (c)	2,029,989	1,793,205
Inter-bank funds	659,737	408,153
	7,954,271	7,455,184
Interest payable	42,618	38,732
Total	7,996,889	7,493,916

b)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Citibank N.A. (i)	1,166,760	385,940
Wells Fargo Bank (ii)	810,250	788,660
Corporación Financiera de Desarrollo (COFIDE)	600,871	456,246
Comunidad Andina de Fomento – (CAF) (iii)	324,100	247,013
Bank of America (iv)	324,088	335,426
JP Morgan Chase Bank, National Association (v)	324,030	335,204
Toronto Dominion Bank	259,280	–
Standard Chartered Bank	194,460	–
International Finance Corporation (IFC)	190,337	214,600
Banco del Estado de Chile	162,195	–
Bank of Montreal	162,050	805,440
Banco de la Nación	125,000	–
Scotiabank Perú S.A.A	100,000	80,722
Banco Consorcio	94,157	103,969
Deutsche Bank	581	83,900
HSBC Bank PLC	–	295,328
Bank of New York Mellon	–	335,600
Canadian Imperial Bank of Commerce Toronto	–	335,600
Others below S/80 million	426,386	450,178
Total	5,264,545	5,253,826

At December 31, 2017, the loans have maturities between January 2018 and March 2032 (between January 2017 and December 2031 at December 31, 2016) and earn interest at rates that fluctuate between 0.5 percent and 9.04 percent (between 0.44 percent and 11.43 percent at December 31, 2016).

(i)
At December 31, 2017, the balance includes two variable rate loans obtained in July of 2017, for a total of US$150.0 million, equivalent to S/486.2 million, the amounts of which are hedged by two IRS for a nominal amount with equal principal and maturity, See Note 12(b). By means of the IRS, the two loans were economically converted to a fixed rate loan.

(ii)
At December 31, 2017, the balance includes two variable rate loans obtained in June of 2016, and October of 2017 for a total of US$150.0 million, equivalent to S/486.2 million (two variable rate loans obtained in April and June of 2016 for a total of US$95.0 million, equivalent to S/318.8 million, at December 31, 2016) hedged with two interest rate swaps (IRS) for a nominal amount equal principal and the same maturity date, See Note12(b). By means of the IRS, said loans were economically converted to a fixed rate loan.

The variable rate loan obtained in April 2016 for US$45.0 million, equivalent to S/151.0 million, matured in April 2017.

(iii)
At December 31, 2017, the balance corresponds to a variable rate loan in U.S. Dollars, obtained in December of 2017 for US$100.0 million, equivalent to S/324.1 million, the amount of which is hedged with a CCS for a nominal amount equal to the principal and the same maturity, See Note 12(b). By means of the CCS, said loan was economically converted to a fixed rate loan in soles.

(iv)
At December 31, 2017, the balance corresponds to a variable rate loan obtained in December 2015 for US$100.0 million, equivalent to S/324.1 million; which is hedged with an IRS for a nominal amount equal to the principal and same maturity date (US$100.0 million equivalent to S/335.6 million at December 31, 2016), See Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate loan.

(v)
At December 31, 2017, the balance corresponds to a variable rate loan obtained in February 2016 for US$100.0 million, equivalent to S/324.1 million, hedged by an IRS for a nominal amount equal to the principal and with the same maturity date (US$100.0 million, equivalent to S/335.6 million, at December 31, 2016), See Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.

c)
Promotional credit lines represent loans granted by Corporación Financiera de Desarrollo and Fondo de Cooperación para el Desarrollo Social (COFIDE and FONCODES for their Spanish acronyms, respectively) to promote the development of Peru, they have maturities between January 2018 and January 2023 at annual interest rates varying between 6.00 percent and 7.75 percent at December 31, 2017 (between January 2017 and January 2022 and with annual interest rates ranging between 6.00 percent and 7.75 percent at December 31, 2016). These credit lines are secured by a loan portfolio totaling S/2,030.0 million and S/1,793.2 million at December 31, 2017 and December 31, 2016, respectively.

d)	The table below shows maturities of due to banks and correspondents at December 31, 2017 and 2016 based on the remaining period to the maturity date:

	2017	2016
	S/(000)	S/(000)

Up to 3 months	2,169,022	2,801,499
From 3 months to 1 year	2,055,859	1,536,609
From 1 to 3 years	1,715,035	1,214,848
From 3 to 5 years	452,577	554,600
Over 5 years	1,561,778	1,347,628
Total	7,954,271	7,455,184

e)
At December 31, 2017 and 2016, lines of credit granted by several local and foreign financial institutions, available for future operating activities total S/7,294.5 million and S/7,047.0 million, respectively.

f)
Some debts to banks and correspondents include standard “covenants” related to the compliance of financial ratios, the use of the funds and other administrative matters; which, in Management’s opinion, do not limit the Group’s operations and have been complied with at the date of the consolidated financial statements.